Non-Cash Transactions	12 Months Ended
Dec. 31, 2024
Non-Cash Transactions [Abstract]
Non-cash transactions
26	Non-cash transactions

The Company had transactions that did not represent cash disbursements, therefore, these were not reported in the Statement of Cash Flows, as follows:

Transactions	Note
Acquisition of property, plant and equipment not yet paid	12.4
Dividends and interest on own capital	20.2